SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
Summary Of Significant Accounting Policies
SUMMARY OF CHANGES MADE TO COMPARATIVE FIGURES

The below tables summarise the changes that were made to comparative figures for periods presented.

	As reported 2021	Reclass	Revised 2021
	$	$	$
Cost of sales
- Inventories used	(115,934)	115,934	-
- Inventories written-off	(54,523)	54,523	-
- Direct labor costs	(110,894)	110,894	-
- Depreciation expense	(79,676)	79,676	-

Changes in inventory	-	14,463	14,463
Raw materials	-	(184,920)	(184,920)

Other income	1,564,456	(4,495)	1,559,961
- Interest income	62,394	(62,394)	-

Selling and marketing expenses	(1,119,851)	1,119,851	-
General and administrative expenses	(4,158,318)	4,158,318	-
Laboratory, research and development costs	(3,109,383)	3,109,383	-
Finance costs	(14,049)	(2,289)	(16,338)
Other gains/(losses)	-	-	-

Finance income	-	62,394	62,394
Employee benefits expenses	-	(3,868,331)	(3,868,331)
Advertising and promotional expenses	-	(436,274)	(436,274)
Professional fees	-	(1,461,401)	(1,461,401)
Research and development expenses	-	(1,165,531)	(1,165,531)
Depreciation and amortisation	-	(386,277)	(386,277)
Impairment expense	-	(32,048)	(32,048)
Other expenses	-	(1,283,871)	(1,283,871)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

(v) Comparative figures (cont.)

The below tables summarise the changes that were made to comparative figures for periods presented.

	As reported 2020	Reclass	Revised 2020
	$	$	$
Cost of sales
- Inventories used	(82,516)	82,516	-
- Inventories written-off	(18,917)	18,917	-
- Direct labor costs	(107,590)	107,590	-
- Depreciation expense	(42,488)	42,488	-

Changes in inventory	-	(59,525)	(59,525)
Raw materials	-	(41,908)	(41,908)

Other income	1,140,647	(22,507)	1,118,140
- Interest income	22,507	(22,507)	-

Selling and marketing expenses	(637,295)	637,295	-
General and administrative expenses	(4,058,557)	4,058,557	-
Laboratory, research and development costs	(2,477,578)	2,477,578	-
Finance costs	(14,823)	(57,257)	(72,080)
Other gains/(losses)	(5,522)	5,522	-

Finance income	-	22,525	22,525
Employee benefits expenses	-	(2,066,111)	(2,066,111)
Advertising and promotional expenses	-	(279,312)	(279,312)
Professional fees	-	(2,035,395)	(2,035,395)
Research and development expenses	-	(865,627)	(865,627)
Depreciation and amortisation	-	(258,361)	(258,361)
Impairment expense	-	-	-
Other expenses	-	(1,766,985)	(1,766,985)

SCHEDULE OF FINANCIAL ADJUSTMENTS

Extract from the Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss)

	Year ended June 30, 2020	Revision	Year ended June 30, 2020 Revised
	$	$	$

Fair value gains on financial instruments	195,845	(195,845)	-
Loss from operations before income tax	(6,098,930)	(195,845)	(6,294,775)
Loss for the year	(6,098,930)	(195,845)	(6,294,775)
Total comprehensive loss for the year	(6,132,105)	(195,845)	(6,327,950)

Loss per share (cents per share)
Basic and diluted net loss per ordinary share	(0.15)		(0.15)
Weighted-average shares outstanding	4,155,017,525		4,155,017,525

Extract from the Consolidated Balance Sheet

	2020	Revision	2020 Revised
	$	$	$
Non-Current Liabilities
Other financial liabilities	977,237	(977,237)	-
Total Non-Current Liabilities	1,220,037	(977,237)	242,800
TOTAL LIABILITIES	2,617,609	(977,237)	1,640,372
NET ASSETS	13,015,370	977,237	13,992,607

EQUITY
Reserves	8,755,489	1,173,082	9,928,571
Accumulated losses	(135,851,192)	(195,845)	(136,047,037)
TOTAL EQUITY	13,015,370	977,237	13,992,607

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

(v) Comparative figures (cont.)

Other Gains / (Losses)

	2020 $	Revision $	2020 Revised $
Net foreign exchange gains/(losses)	(5,522)	-	(5,522)
Fair value gains on financial liabilities through profit or loss	195,845	(195,845)	-
Net impairment losses	-	-	-
Total other gains / (losses)	190,323	(195,845)	(5,522)

Loss per Share

	2020 $	Revision $	2020 Revised $
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	4,155,017,525	-	4,155,017,525

Reserves

	2020 $	Revision $	2020 Revised $
Foreign currency translation	756,423	-	756,423
Share-based payments	7,999,066	1,173,082	9,172,148
Total reserves	8,755,489	1,173,082	9,928,571
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	789,598	-	789,598
Add: net currency translation gain / (loss)	(33,175)	-	(33,175)
Balance at the end of the financial year	756,423	-	756,423
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	5,220,334	-	5,220,334
Add: share-based payments expense	67,542	195,845	263,387
Add: Issue of options/warrants to underwriters	2,793,174	977,237	3,770,411
Less: Reversal of Performance Rights expenses in prior year	(81,984)	-	(81,984)
Balance at the end of the financial year	7,999,066	1,173,082	9,172,148

Accumulated Losses

	2020	Revision	2020 Revised
	$	$	$
Balance at the beginning of the financial year	(129,737,550)	-	(129,737,550)
Add: Initial adoption of IFRS 16	(14,712)	-	(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Balance at the end of the financial year	(135,851,192)	(195,845)	(136,047,037)

SCHEDULE OF ESTIMATED USEFUL LIFE
Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)